--------------------------------------------------------------------------------
         ANNUAL REPORTS                              SEPTEMBER 30, 1996

                            COWEN STANDBY RESERVE
                                  FUND, INC.
                                     AND
                          COWEN STANDBY   TAX-EXEMPT
                             RESERVE FUND, INC.

                                 (COWEN LOGO)
                               COWEN & COMPANY

--------------------------------------------------------------------------------

                        COWEN STANDBY RESERVE FUND, INC.

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                          ANNUAL FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1996

Chairman's Letter............................................................. 1
Statements of Investments:
  Cowen Standby Reserve Fund, Inc. ........................................... 3
  Cowen Standby Tax-Exempt Reserve Fund, Inc. ................................ 6
Statements of Assets and Liabilities..........................................19
Statements of Operations......................................................20
Statements of Changes in Net Assets...........................................21
Notes to Combined Financial Statements........................................22
Report of Ernst & Young LLP, Independent Auditors.............................26

CHAIRMAN'S LETTER                                               NOVEMBER 5, 1996

Dear Shareholder:

  We are pleased to report that the managers of the Cowen Standby Reserve Fund and the Cowen Standby Tax-Exempt Reserve Fund continued to produce competitive yields throughout the annual period ended September 30, 1996. This performance primarily reflects the managers' ability to attempt to maximize yield by adjusting maturities within the portfolios, as perceptions of the economy and its impact on interest rates changed. On September 30, 1996, the annualized 7-day yields provided by your Funds were 4.77% and 3.13%, respectively.
Market Activity

  When the Federal Reserve Board cut interest rates by 1/2 of 1% this past winter, general market expectations were that the economy was either close to or in a recession and thus the Fed would have to continue to cut rates. Instead, evidence unfolded in February of an economy no longer slowing. This resulted in interest rates rising through spring and summer.

  Beginning in the third calendar quarter, signs of an economic slowdown emerged. Consumer spending had eased, higher mortgage rates were holding back housing construction, and the pace of non-farm employment payroll increases had abated. Even so, as we anticipated, short-term interest rates and the money markets had entered a period of relative stability. The Federal Reserve Board, in fact, has left the Fed Funds rate -- the rate banks charge each other for overnight loans -- unchanged at 5.25% since January 1996.
Investment Review

  To capture the higher incremental yields available from the end of January through the end of September and to lock them in for a longer period of time, we kept the Cowen Standby Reserve Fund's maturity longer than the IBC/Financial Data industry average maturity for most of those months. Having extended to a high of 85 days in the middle of March after rates had risen, the Fund's average maturity stood at 46 days on September 30, 1996.

  The same economic factors were at work in the tax-exempt market and thus we followed a similar maturity adjustment strategy in the Cowen Standby Tax-Exempt Reserve Fund. There was, however, an increase in short-term tax-exempt supply issued this summer, primarily as a result of subsiding concerns over a major tax system overhaul.

  To lock in the higher yields that came with the higher supply, we chose to extend the Fund's maturity from 31 days to 64 days in early July. On September 30, 1996, the Fund's average maturity stood at 44 days. The Fund's portfolio continued to be composed 100% of investment grade municipal obligations, and diversification remained broad, with securities held in 37 different states plus Washington, D.C. and Puerto Rico as of fiscal year end.

  In accordance with the requirements of the Internal Revenue Code, this is to inform you that 100% of the dividends distributed by the Cowen Standby Tax-Exempt Reserve Fund, Inc. during its fiscal year ended

                                       --

September 30, 1996 were exempt from Federal personal income taxes. After December 31, 1996, you will receive a breakdown of income by state earned during the year.

LOOKING AHEAD

  We do not believe that the Federal Reserve Board will have to take action in the near term. The economy seems to be maintaining slow but steady growth, and inflation remains under control. We believe that short-term interest rates and the money markets will likely remain in a period of relative stability. At the same time, with little inflationary pressure, a strong dollar, and slow global growth, there seems to be some room for interest rates to go lower. Our strategy is to maintain an average days-to-maturity slightly longer than the industry average.

  As always, we appreciate your ongoing support of the Cowen Standby Reserve Funds and look forward to serving your investment needs well into the future with competitive yields, liquidity, and a high degree of safety.

                                                               Sincerely,

                                                      /s/ Joseph M. Cohen

                                                          Joseph M. Cohen

                                                                 Chairman

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1996

                                                             ANNUALIZED
                                                             YIELD ON
                                                               DATE
  PRINCIPAL                   DESCRIPTION OF                    OF
   AMOUNT                        SECURITY                    PURCHASE                  VALUE

                BANK NOTES - 2.72%
                Bank of America
 $30,000,000    10-22-1996                                            5.50%        $30,000,000
                                                                                   -----------
                Total Bank Notes
                (Cost $30,000,000)                                                 $30,000,000
                                                                                   -----------
                COMMERCIAL PAPER - 61.45%
                AKZO Nobel Inc.
 25,000,000     01-08-1997                                            5.64         $24,627,375
 16,000,000     01-21-1997                                            5.63          15,729,209
                American Brands Inc.
 20,000,000     10-08-1996                                            5.51          19,979,583
                American Home Food Products
 14,500,000     10-11-1996                                            5.43          14,478,532
                Bankers Trust
 22,000,000     02-28-1997                                            5.72          21,500,417
                Beta Finance Corp.
 23,000,000     11-25-1996                                            5.61          22,807,790
                Ciesco
 35,000,000     11-15-1996                                            5.49          34,765,938
                Citicorp
 50,000,000     10-01-1996                                            6.00          50,000,000
                Copley Financing
 31,059,000     10-07-1996                                            5.44          31,031,461
 22,000,000     11-08-1996                                            5.47          21,875,761
                Countrywide Funding
 16,000,000     10-07-1996                                            5.52          15,985,600
 38,000,000     10-09-1996                                            5.49          37,954,653
                Daimler - Benz N.A.
 20,000,000     12-23-1996                                            5.65          19,747,311
 20,000,000     02-04-1997                                            5.63          19,622,700
                duPont
 25,000,000     10-25-1996                                            5.47          24,911,333
                Gillette Co.
 6,100,000      10-01-1996                                            5.90           6,100,000
                Merrill Lynch
 11,000,000     11-13-1996                                            5.49          10,929,707
 20,000,000     01-15-1997                                            5.65          19,680,822

See notes to combined financial statements

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                               SEPTEMBER 30, 1996

                                                             ANNUALIZED
                                                             YIELD ON
                                                               DATE
  PRINCIPAL                   DESCRIPTION OF                    OF
   AMOUNT                        SECURITY                    PURCHASE                  VALUE
                COMMERCIAL PAPER - (CONTINUED)
                Morgan Stanley Group
 $46,000,000    10-07-1996                                            5.47%        $45,958,983
                Philip Morris, Co.
 22,000,000     11-01-1996                                            5.49          21,899,026
 27,500,000     11-15-1996                                            5.50          27,315,750
                Riverwood Funding
 30,000,000     10-11-1996                                            5.42          29,955,667
                Sharp Electronics
 16,000,000     11-15-1996                                            5.67          15,890,400
                Three Rivers Funding
 25,000,000     10-21-1996                                            5.55          24,924,444
 14,533,000     10-22-1996                                            5.58          14,486,628
                Transamerica Corp.
 35,000,000     10-08-1996                                            5.45          34,963,863
                Union Bank of Switzerland
 50,000,000     10-01-1996                                            5.88          50,000,000
                                                                                  ------------
                Total Commercial Paper
                (Cost $677,122,953)                                               $677,122,953
                                                                                  ------------
                FLOATING RATE NOTES - 18.79%
                Bayerische Landesbank
 25,000,000     08-20-1997                                            5.5900(c)     25,000,000
                Bear Stearns
 20,000,000     11-04-1996                                            5.6320(c)     20,000,000
 25,000,000     09-04-1997                                            5.4600(c)     25,000,000
                Beta Finance Corp.
 20,000,000     06-16-1997                                            5.4430(c)     20,000,000
                Centurion Bank
 22,000,000     11-12-1996                                            5.4540(b)     22,000,000
                Canadian Imperial Bank of Commerce
 20,000,000     08-06-1997                                            5.6350(c)     20,000,000
                First National Bank of Maryland
 25,000,000     10-23-1996                                            5.8120(b)     25,000,000
                GMAC
 25,000,000     11-21-1996                                            6.000(b)      25,014,044

See notes to combined financial statements

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                               SEPTEMBER 30, 1996

                                                             ANNUALIZED
                                                             YIELD ON
                                                               DATE
  PRINCIPAL                   DESCRIPTION OF                    OF
   AMOUNT                        SECURITY                    PURCHASE                  VALUE
                FLOATING RATE NOTES - (CONTINUED)
                PNC Bank of Kentucky
 $25,000,000    03-24-1997                                            5.275%(a)   $ 24,988,320
                                                                                  ------------
                Total Floating Rate Notes
                (Cost $207,002,364)                                               $207,002,364
                                                                                  ------------
                YANKEE CERTIFICATES OF DEPOSIT - 14.97%
                Bank of Nova Scotia
 30,000,000     12-16-1996                                            5.52         $30,004,947
                Canadian Imperial Bank of Commerce
 30,000,000     01-09-1997                                            5.50          30,000,000
                Commerzbank U.S. Finance
 20,000,000     01-21-1997                                            5.14          19,999,537
                Deustche Bank
 30,000,000     03-19-1997                                            5.70          30,000,000
                Dresdner Bank (NY)
 25,000,000     11-22-1996                                            5.13          25,000,145
                National Westminster Bank
 30,000,000     01-17-1997                                            5.56          30,007,289
                                                                                  ------------
                Total Yankee Certificates of Deposit
                (Cost $165,011,918)                                               $165,011,918
                                                                                  ------------
                U.S. TREASURY BILL - 1.78%
                U.S. Treasury Bill
 20,000,000     03-06-1997                                            5.07         $19,560,600
                                                                                   -----------
                Total U.S. Treasury Bills
                (Cost $19,560,000)                                                 $19,560,600
                                                                                   -----------
                  TOTAL INVESTMENTS
                  (Cost $1,098,697,835).........   99.71%                       $1,098,697,835
                  Cash and Receivables,
                  Less Payables (net)...........   0.29%                             3,246,575
                                                 ------                              ---------
                  Net Assets.................... 100.00%                        $1,101,944,410
                                                 ======                         ==============

Notes:
(a)  -- Fed. Fund rate instruments reflect rate as of 09-30-1996
(b)  -- 1 Month Libor rate instruments reflect rate as of 09-30-1996
(c)  -- 3 Month Libor rate instruments reflect rate as of 09-30-1996

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE

 $2,900,000     Adams County, CO Industrial Development
                Authority
                Revenue Notes--City View Park Project
                (7-Day Put, 7-Day Change)
                12-01-2015                                            3.95%#        $2,900,000
  400,000       Alabama Special Care Facility
                Montgomery Hospital Floating Rate Demand
                Note
                Series 1985
                (7-Day Put, 7-Day Change)
                04-01-2015                                            3.90#           400,000
 2,000,000      Alaska State Housing Financing Corporation
                Series A, Floating Rate Demand Note
                (7-Day Put, 7-Day Change)
                06-01-2026                                            3.85#         2,000,000
 1,000,000      Alaska State Housing Financing Corporation
                Series C, Floating Rate Demand Note
                (7-Day Put, 7-Day Change)
                06-01-2026                                            3.90#         1,000,000
 2,235,000      Alaska State Industrial Development
                Authority
                Lot 6
                (7-Day Put, 7-Day Change)
                07-01-2001                                            4.00#         2,235,000
 1,000,000      Allegheny County, PA, Hospital Development
                Health Center, Presbyterian University
                Series D
                (Daily Put, 7-Day Change)
                03-01-2020                                            3.85#         1,000,000
 2,000,000      Alma, WI Pollution Control Revenue Bonds
                Dairyland Power Co-Op Project
                (7-Day Put, Monthly Change)
                02-01-2015                                            3.80#         2,000,000
 1,200,000      Arizona Health Facilities Authority Revenue
                Bonds
                (7-Day Put, 7-Day Change)
                10-01-2015                                            3.90#         1,200,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,300,000     City of Asheville, NC, Certificates of
                Participation, Series 1993A
                (7-Day Put, 7-Day Change)
                07-01-2003                                            3.65%#       $1,300,000
 4,000,000      Baltimore County, MD General Obligation
                Note
                10-08-1996                                            3.50          4,000,000
 1,750,000      City of Belleville, IL, Industrial
                Development Revenue Refunding Bonds
                (Wetterau Inc. Project), Series 1991
                (7-Day Put, 7-Day Change)
                12-01-2008                                            3.85#         1,750,000
 1,000,000      Bethel Park, PA School District General
                Obligation Bonds (Pre-refunded to 02-01-
                1997 @ 100)
                02-01-1999                                            3.65          1,010,085
  600,000       Bexar County, TX Housing Finance
                Corporation Park Hill Project Series 88-B
                (7-Day Put, 7-Change)
                06-01-2005                                            4.00#           600,000
 1,100,000      Billings, MT Industrial Development Revenue
                Note Adjustable Tender Notes
                (7-Day Put, 7-Day Change)
                12-01-2014                                            3.90#         1,100,000
  480,000       Brewster, MA General Obligation Unlimited
                Note
                11-15-1996                                            3.78            481,848
 2,000,000      Burke County, GA, Development Authority
                Pollution Control Revenue Bonds-Oglethorpe
                Project Georgia Power Company
                (Mandatory Put 11-20-1996)
                01-01-2025                                            3.50          2,000,000
 1,300,000      Burlington, KS Pollution Control Revenue
                Notes Kansas City Power and Light Project
                (Mandatory Put 10-08-1996)
                09-01-2015                                            3.45          1,300,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $3,150,000     Burlington County, KS Pollution Control
                Revenue Notes
                Kansas City Power and Light Project
                (Mandatory Put 11-07-1996)
                10-01-2017                                            3.50%         $3,150,000
 1,100,000      Capital Industrial Development Corporation
                of Texas
                Series 1985, WL Gore & Assoc. Project
                (Mandatory Put 10-22-1996)
                12-01-2015                                            3.65           1,100,000
 1,000,000      Chelan County, WA Public Utility District
                Number 1
                Conservation Revenue Hydroelectric Project
                Series A
                (7-Day Put, 7-Day Change)
                06-01-2015                                            3.80#         1,000,000
 1,100,000      Clark County, NV Airport Improvement
                Revenue Bond Series A-1
                (7-Day Put, 7-Day Change)
                07-01-2025                                            3.80#         1,100,000
  500,000       Clark County, NV, Industrial Development
                Authority Nevada Power Company Series C
                (7-Day Put, 7-Day Change)
                10-01-2030                                            3.95#           500,000
 1,500,000      Clarksville, TN Public Building Authority
                Pooled Financial Series
                (7-Day Put, 7-Day Change)
                12-01-2000                                            3.80#         1,500,000
 5,805,000      Clayton County, GA Housing Finance
                Authority B
                (7-Day Put, 7-Day Change)
                01-01-2021                                            3.90#         5,805,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,200,000     Columbia, AL Industrial Development
                Authority Pollution Control Revenue Bonds,
                Alabama Power Co Project, Series D
                (Daily Put, Daily Change)
                10-01-2022                                            3.85%#        $1,200,000
 4,000,000      State of Connecticut, Special Assessment
                Unemployment Compensation Advance Fund
                Revenue Bonds, (Connecticut Unemployment
                Revenue Bonds) 1993 Series C
                07-01-1997                                            3.90           4,000,000
 2,000,000      Dade County, FL Housing Finance Authority
                Miami Childrens Hospital Project
                (7-Day Put, 7-Day Change)
                09-01-2025                                            3.80#          2,000,000
 1,990,000      Dade County, FL Housing Finance Authority
                Waterside Project Series 2
                (7-Day Put, 7-Day Change)
                08-01-2005                                            4.15#          1,990,000
 2,000,000      Davis County, UT School District Tax
                Anticipation Notes, General Obligation
                06-30-1997                                            3.85           2,009,326
  800,000       De Kalb Private Hospital Authority,
                Georgia, (Egleston Children's Hospital at
                Emory University, Inc. Project) Revenue
                Anticipation Certificates Series 1994A
                (7-Day Put, 7-Day Change)
                03-01-2024                                            3.80#            800,000
 1,095,000      District of Columbia, Revenue Bonds, (The
                American University Issue), Series 1986A
                (7-Day Put, 7-Day Change)
                12-01-2015                                            3.95#          1,095,000
 4,000,000      Durham, NC, Certificates of
                Participation--Series A
                (7-Day Put, 7-Day Change)
                07-01-2007)                                           3.65#          4,000,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,300,000     Florida Housing Finance Agency--Reference
                Multi-Family Housing EE, Twin Colony
                Project
                (7-Day Put, 7-Day Change)
                09-01-2008                                            3.95%#       $1,300,000
 1,230,000      Florida Housing Finance Agency--Reference
                Multi-Family Housing EEE Carlton Project
                (7-Day Put, 7-Day Change)
                12-01-2008                                            3.95#         1,230,000
 3,200,000      Florida Housing Finance Agency--Reference
                Multi-Family Hillsboro, Series D
                (7-Day Put, 7-Day Change)
                12-01-2009                                            4.20#         3,200,000
 3,000,000      Government Development Bank of Puerto Rico
                General Obligation Revenue Notes
                10-07-1996                                            3.60          3,000,000
  575,000       Grand River Dam Authority, OK, Revenue
                Bonds Electric Power Revenue,
                (Pre-refunded to 06-01-1997 @ 102)
                06-01-2013                                            3.80            595,303
 1,285,000      Grand River Dam Authority, OK, Revenue
                Bonds Electric Power Revenue,
                (Pre-refunded to 06-01-1997 @ 102)
                06-01-2000                                            3.75          1,334,510
 3,010,000      Greater Detroit, MI Research Recovery
                Authority
                Revenue Bonds Series A
                12-13-1996                                            3.70          3,014,651
 1,000,000      Greensboro, NC General Obligation Note
                Public Improvements-Sewer Project, Series B
                (7-Day Put, 7-Day Change)
                04-01-2007                                            3.80#         1,000,000
 2,100,000      Harris County, TX Health Facilities Revenue
                Bonds
                Texas Medical Center Project 92
                (Daily Put, Daily Change)
                02-15-2022                                            4.00#         2,100,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,000,000     Illinois Health Facility Authority Revenue
                Bonds Alexian Brothers Medical Center D
                (Mandatory Put 11-20-1996)
                01-01-2014                                            3.55%        $1,000,000
  300,000       Illinois Health Facility Authority Hospital
                Revenue Bonds, (Sisters of Charity
                Project), Series E
                (7-Day Put, 7-Day Change)
                12-01-2015                                            3.90#           300,000
 1,500,000      Illinois State Toll Highway Authority
                Highway Priority Revenue Bonds, Series B
                (7-Day Put, 7-Day Change)
                01-01-2010                                            3.80#         1,500,000
 2,000,000      Indiana Bond Bank
                Advance Funding Notes
                01-09-1997                                            3.70          2,002,728
 2,000,000      City of Indianapolis, IN, Multi-Family
                Housing Revenue Refunding Bonds, (Canal
                Square Project)
                (7-Day Put, 7-Day Change)
                12-01-2015                                            3.90#         2,000,000
 2,300,000      Jacksonville, FL Electric Authority
                Revenue Bonds Series AA
                (Mandatory Put 10-04-1996)
                10-01-2014                                            3.30          2,300,000
 2,000,000      Jefferson County, KY Pollution Control
                Revenue Bonds
                Louisville Gas and Electric Project A
                (Mandatory Put 10-10-1996)
                09-01-2017                                            3.40          2,000,000
 1,000,000      Jefferson County, KY Pollution Control
                Revenue Bonds
                Louisville Gas and Electric Project A
                (Mandatory Put 11-07-1996)
                09-01-2017                                            3.45          1,000,000
 1,000,000      Lexington-Fayette Urban County, KY Public
                Facilities Corporation, Mortgage Revenue
                Notes
                02-01-1997                                            3.75          1,002,015

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $2,000,000     Los Angeles, CA Unified School District Tax
                and Revenue Anticipation Notes
                06-30-1997                                            3.80%        $2,010,043
 2,000,000      Louisa, VA Industrial Development
                Corporation
                Virginia Electric and Power Project
                (Mandatory Put 10-15-1996)
                12-01-2008                                            3.65          2,000,000
  450,000       Louisiana Public Facilities Authority
                Revenue Bonds--College & University
                Equipment and Capital Series A
                (7-Day Put, 7-Day Change)
                09-01-2010                                            3.90#           450,000
 1,500,000      Louisiana Public Facilities Authority,
                Hospital Revenue CP Program
                (7-Day Put, 7-Day Change)
                12-01-2000                                            3.90#         1,500,000
 4,100,000      Louisiana Public Facilities Authority Multi
                Family Housing Revenue Bonds, (Willis
                Knighton Medical Center Project) Series
                1988
                (7-Day Put, 7-Day Change)
                09-01-2023                                            3.80#         4,100,000
  200,000       Lynchburg, VA, Industrial Development
                Authority Hospital Revenue Bonds, (VHA
                Mid-Atlantic States, Inc. Capital Asset
                Financing Project), Series 1985D
                (7-Day Put, 7-Day Change)
                12-01-2025                                            3.80#           200,000
 2,000,000      Maine Municipal Bond Bank Note Series B
                (Pre-refunded to 11-01-1996 @ 102)
                11-01-2005                                            3.85          2,044,437
 1,000,000      Maricopa County, AZ Pollution Control
                Revenue Corp. Pollution Control Revenue
                Notes, Southern California Edison, Palo
                Verde Project Series G
                (Mandatory Put 11-18-1996)
                12-01-2009                                            3.60          1,000,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
                                                                   ----
                                                                                    -------------
 $4,200,000     Maryland State Health and Higher Education
                Facilities Authority Revenue Notes
                (7-Day Put, 7-Day Change)
                04-01-2035                                            3.80%#        $4,200,000
 2,000,000      Maryland State Health and Higher Education
                Facilities Authority Revenue Notes
                (7-Day Put, 7-Day Change)
                07-01-2024                                            3.85#         2,000,000
  700,000       Mason County, KY Pollution Control Revenue
                Bonds Kentucky Power-National Rural
                Electric Project Series B-1
                (7-Day Put, 7-Day Change)
                10-15-2014                                            3.95#           700,000
 1,000,000      Massachusetts State Dedicated Income Tax
                Bonds Fiscal Recovery Loan Act 1990, Series
                B
                (Daily Put, Daily Change)
                12-01-1997                                            3.85#         1,000,000
 1,510,000      Maui County, HI General Obligation
                Unlimited Series A
                (Pre-refunded to 10-01-1996 @ 101.5)
                10-01-2005                                            3.30          1,532,650
 1,000,000      Metropolitan Government of Nashville &
                Davidson County, TN Electric Power and
                Light Revenue Bonds
                05-15-1997                                            3.70          1,005,414
 3,000,000      Michigan State Building Authority Revenue
                Notes University of Michigan Adult General
                Hospital
                (Pre-refunded to 12-01-1996 @ 102)
                12-01-2004                                            3.60          3,080,520
 2,000,000      Michigan State Hospital Finance Authority
                Revenue Bonds, Hospital Equipment Loan
                Program
                (Pre-refunded to 12-01-1996 @ 102)
                12-01-2013                                            3.70          2,051,251

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $515,000       Michigan State Hospital Finance Authority
                Revenue Bonds, Hospital Equipment Loan
                Program
                (7-Day Put, 7-Day Change)
                06-01-2001                                            3.80%#        $ 515,000
  900,000       Missouri State Environmental Improvement
                and Energy Research Authority, Pollution
                Control Revenue Bonds National Rural
                Utilities Project
                (7-Day Put, 7-Day Change)
                12-15-2003                                            3.95#           900,000
 2,000,000      Montgomery County, MD, General Obligation
                Bonds 1996 Series
                10-08-1996                                            3.89          1,999,850
  500,000       Montgomery County, PA General Obligation
                Bonds 1994 Series A
                (Mandatory Put 11-13-1996)
                06-01-2029                                            3.55            500,000
 2,000,000      Municipal Electric Authority of Georgia,
                Revenue Bonds Series A
                (Mandatory Put 12-13-1996)
                01-01-2009                                            3.65          2,000,000
 2,000,000      Municipal Electric Authority of Georgia,
                Revenue Bonds Project One, Series 1994 D
                (Mandatory Put 11-12-1996)
                01-01-2022                                            3.60          2,000,000
 2,000,000      New Hampshire Higher Education Facility
                Authority, Veterans Housing Authority
                Revenue Bonds Series E
                (7-Day Put, 7-Day Change)
                12-01-2025                                            3.85#         2,000,000
  750,000       New Mexico Educational Assistance
                Foundation Student Loan Revenue Series
                Two-A
                12-01-1996                                            3.95            750,179
  550,000       New Mexico State Hospital Equipment Revenue
                Bonds
                (7-Day Put, 7-Day Change)
                05-01-2009                                            3.85#           550,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $3,500,000     New Orleans, LA, Aviation Revenue Bonds,
                Series 1993B
                (7-Day Put, 7-Day Change)
                08-01-2016                                            3.70%#       $3,500,000
 2,000,000      New York, NY General Obligation Series B
                11-06-1996                                            3.60          2,000,000
  900,000       New York, NY General Obligation Series B-3
                (Daily Put, Daily Change)
                08-15-2004                                            4.05#           900,000
  400,000       New York, NY General Obligation Series B
                (Daily Put, Daily Change)
                10-01-2020                                            4.00#           400,000
  400,000       New York, NY General Obligation Series B
                Subseries B4
                (Daily Put, Daily Change)
                08-15-2022                                            4.00#           400,000
 1,600,000      Ohio State Air Quality Development
                Authority Revenue Bonds, Series 1985-A
                (Daily Put, Daily Change)
                12-01-2015                                            4.00#         1,600,000
 1,000,000      Ohio State Water Development Authority
                Pollution Control Revenue Facilities
                Cleveland Electric Series A
                (Mandatory Put 10-09-1996)
                03-01-2015                                            3.50          1,000,000
  500,000       Orange County, FL Tax-Exempt Commercial
                Paper Series A
                11-12-1996                                            3.50            500,000
 1,000,000      Person County, NC Industrial Facilities and
                Pollution Control Finance Authority
                Revenue-Carolina Power and Light Project
                Series A
                (7-Day Put, 7-Day Change)
                11-01-2019                                            4.05#         1,000,000
 3,000,000      Philadelphia, PA Gas Works Eleventh Series
                A (Pre-refunded to 07-01-1997 @ 102)
                07-01-2017                                            3.70          3,149,381

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $2,715,000     Pima Country, AZ Community College District
                Project of 1995, Series A
                07-01-1997                                            3.90%        $2,776,128
  700,000       Pima County, AZ Industrial Development
                Corporation Tucson Electric Corp. Series A
                (7-Day Put, 7-Day Change)
                06-15-2022                                            3.90#           700,000
 2,000,000      Placquemines, LA Port, Harbor, and Terminal
                Authority Variable Electric Coal Transfer
                Project D
                (Mandatory Put 11-13-1996)
                09-01-2007                                            3.45          2,000,000
 1,600,000      Platte County, WY Pollution Control Revenue
                Bonds Tri-State G & T Project Series A
                (Daily Put, Daily Change)
                07-01-2014                                            4.10#         1,600,000
  950,000       Richardson, TX Independent School District
                General Obligation Notes Series A
                (Pre-refunded to 10-01-1996 @ 102)
                08-15-1997                                            3.825           975,542
 3,000,000      Rockport, IN, Pollution Control Revenue
                Notes Indiana-Michigan Power
                Company-Project B
                (7-Day Put, 7-Day Change)
                06-01-2025                                            3.90#         3,000,000
 1,000,000      Saint Claire County, AL, Industrial
                Development Revenue Bonds (National Cement
                Company, Inc. Project)
                (7-Day Put, 7-Day Change)
                03-01-2005                                            3.85#         1,000,000
 2,500,000      Salt River Project, AZ Agricultural
                Improvement
                and Power District
                01-16-1997                                            3.60          2,500,000
 2,000,000      San Francisco, CA, City and County Unified
                School District, Tax and Revenue
                Anticipation Notes
                07-24-1997                                            3.98          2,008,104

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $500,000       Seattle, WA Municipal Light and Power
                Authority Refunding Bonds
                (Pre-refunded to 10-01-1996 @ 102)
                10-01-2000                                            3.90%         $ 510,000
  500,000       Seattle, WA Water System Revenue Bonds
                (7-Day Put, 7-Day Change)
                09-01-2025                                            3.90#           500,000
 2,800,000      Port of Seattle, Washington, General
                Obligation Bonds
                (7-Day Put, 7-Day Change)
                01-01-2005                                            3.90#         2,800,000
 1,000,000      City of Sheridan, AR, Industrial
                Development Revenue Bonds, (H.H. Robertson
                Co. Project), Series 1988A
                (7-Day Put, 7-Day Change)
                08-01-1998                                            3.85#         1,000,000
   50,000       South Carolina Jobs Economic Development
                Authority, Industrial Development Revenue
                Bonds, Series 1987A
                (Daily Put, 7-Day Change)
                11-01-2007                                            3.95#            50,000
 1,205,000      St. Louis, MO, Industrial Development
                Authority Multi-Family Housing (Cedar Run
                Apts. Project)
                (7-Day Put, 7-Day Change)
                02-01-2007                                            4.15#         1,205,000
  950,000       Texas Higher Education Authority, Inc.
                Series B
                (7-Day Put, 7-Day Change)
                12-01-2025                                            3.90#           950,000
  980,000       Texas Hospital Equipment Financing
                Authority Revenue Bonds
                (7-Day Put, 7-Day Change)
                04-07-2005                                            4.05#           980,000
 1,900,000      Texas State General Obligation Note
                Unlimited Refunding Bonds
                12-01-1996                                            3.60          1,909,557

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1996

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $635,000       Washington State Higher Educational
                Facilities Authority Revenue Bonds, Seattle
                University Project
                (Pre-refunded to 11-01-1996 @ 100)
                11-01-1996                                            3.85%         $     636,358
  580,000       Wisconsin State Health and Education
                Authority Medical College of Wisconsin,
                Inc. Project D
                12-01-1996                                            3.83                582,412
                                                                                    -------------
                  TOTAL INVESTMENTS
                  (Cost $169,627,292).............   99.17%                          $169,627,292
                  Cash and receivables, less
                  payables (net)..................    0.83%                             1,428,202
                                                      ----                              ---------
                  Net Assets......................  100.00%                          $171,055,494
                                                    ======                           ============

---------------
Notes: #-Variable Rate Instruments Reflect Rate as of 09-30-1996

      89.70% of the investment values above are supported by Letters of Credit, guarantees or other credit enhancements.

See notes to combined financial statements

                                       --

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996

                                                                               COWEN STANDBY
                                                    COWEN STANDBY               TAX-EXEMPT
                                                   RESERVE FUND, INC.          RESERVE FUND, INC.
ASSETS
  Investments in securities, at value - Note
    A(1)                                           $1,098,697,835              $169,627,292
  Cash                                                                              458,616
  Interest receivable                                   5,778,833                 1,238,993
  Prepaid expenses                                         68,263                    30,624
                                                   --------------              ------------
       TOTAL ASSETS                                 1,104,544,931               171,355,525
                                                   --------------              ------------
LIABILITIES
                                                          146,331
  Due to Custodian
                                                          466,635                    58,235
  Due to investment manager - Note B
                                                          422,144                    84,531
  Accrued expenses
  Dividends payable                                     1,565,411                   157,265
                                                   --------------              ------------
       TOTAL LIABILITIES                                2,600,521                   300,031
                                                   --------------              ------------
NET ASSETS                                         $1,101,944,410              $171,055,494
                                                   ==============              ============
Represented By:
  Paid-in capital                                  $1,103,709,373              $171,074,179
  Accumulated net realized loss on investments         (1,764,963)                  (18,685)
                                                   --------------              ------------
NET ASSETS AT VALUE, applicable to
  1,103,709,373 outstanding shares of $.01 par
  value Common Stock for SRF and 171,074,179
  outstanding shares of $.001 par value Common
  Stock for STE (2,000,000,000 and
  1,000,000,000 shares authorized for SRF and
  STE, respectively)                               $1,101,944,410              $171,055,494
                                                   ==============              ============
Offering and redemption price per share            $         1.00              $       1.00
                                                   ==============              ============

See notes to combined financial statements

                                       --

                            STATEMENTS OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1996

                                                                                COWEN STANDBY
                                                     COWEN STANDBY              TAX-EXEMPT
                                                     RESERVE FUND, INC.         RESERVE FUND, INC.
INVESTMENT INCOME
  Interest income                                    $58,486,827                $5,631,401
                                                     -----------                ----------
EXPENSES
  Investment management fee - Note B                   5,266,603                   784,964
  Shareholder servicing costs and custodian fee        1,797,591                   163,732
  Federal and State registration fees                    166,045                    46,631
  Professional fees                                       53,647                    41,977
  Directors' fees and expenses - Note B                   20,999                    21,253
  Prospectus and shareholders' reports                    62,390                     4,525
  Miscellaneous                                           73,358                    13,134
                                                     -----------                ----------
       Total Expenses                                  7,440,633                 1,076,216
         Less: Investment management fee
           waived - Note B                                 --                     (156,993)
                                                     -----------               -----------
       Net Expenses                                    7,440,633                   919,223
                                                     -----------               -----------
  Investment Income - net                             51,046,194                 4,712,178
  Net realized gain on investments                        77,106                     --
                                                     -----------               -----------
  Net Increase in Net Assets Resulting From
    Operations                                       $51,123,300                $4,712,178
                                                     ===========                ==========

See notes to combined financial statements

                                       --

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        COWEN STANDBY
                                   COWEN STANDBY                         TAX-EXEMPT
                                RESERVE FUND, INC.                   RESERVE FUND, INC.
                         ---------------------------------     -------------------------------
                                               YEAR ENDED SEPTEMBER 30,
                              1996               1995              1996              1995
                         ---------------     -------------     -------------     -------------
OPERATIONS
  Investment
    income - net         $    51,046,194       $40,478,146        $  4,712,178      $  3,933,193
  Net realized gain on
    investments                   77,106           141,897               --                --
                         ---------------      ------------        ------------      ------------
  Net increase in net
    assets resulting
    from operations           51,123,300        40,620,043           4,712,178         3,933,193
DIVIDENDS TO
SHAREHOLDERS FROM
  Investment
    income - net             (51,046,194)      (40,478,146)         (4,712,178)       (3,933,193)
COMMON STOCK
TRANSACTIONS
(NET) - NOTE C               210,979,736       198,136,691          48,519,374         1,832,138
                          --------------      ------------        ------------       -----------
  Total increase in net
    assets                   211,056,842       198,278,588          48,519,374         1,832,138
NET ASSETS
  Beginning of year          890,887,568       692,608,980         122,536,120       120,703,982
                          --------------      ------------        ------------      ------------
  End of year             $1,101,944,410      $890,887,568        $171,055,494      $122,536,120
                          ==============      ============        ============      ============

See notes to combined financial statements

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                     NOTES TO COMBINED FINANCIAL STATEMENTS

NOTE A - SUMMARY OF SIGNIFICANT AC-COUNTING POLICIES: General: Cowen Standby Reserve Fund, Inc. (SRF) and Cowen Standby Tax-Exempt Reserve Fund, Inc. (STE) are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Cowen & Company ("Cowen") serves as each company's Investment Manager and acts as the exclusive distributor of each company's shares, which are sold without a sales charge. It is each company's policy to maintain a continuous net asset value per share of $1.00; each company has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.
  (1) PORTFOLIO VALUATION: Each company values its investments at amortized cost, which has been determined by the Board of Directors of each company to represent the fair value of each company's investments.
  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.
  (3) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each company to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.
  (4) FEDERAL INCOME TAXES: It is the policy of each company to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
  At September 30, 1996, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
  At September 30, 1996, SRF and STE had unused capital loss carryovers of approximately $1,765,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001 and in fiscal 2000, 2001 and 2002, respectively.

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES: Fees paid by each company to Cowen pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of .50 of 1%, of the average daily value of that company's net assets. The Agreements further provide that if the aggregate expenses of either company, exclusive of interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, exceed the expense limitation of any state having jurisdiction over that company, Cowen will reimburse the company for such excess. The only state expense limitation applicable currently requires reimbursement of expenses in any year that such expenses

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

exceed 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1 1/2% of average net assets in excess of $100 million, provided that in no event shall the amount of expense reimbursement required be greater than the investment advisory fee. There was no expense reimbursement required for either company for the year ended September 30, 1996, however, Cowen has waived $156,993 of its Investment Management Fee from STE during such period.
  Directors who are not officers, directors, partners, stockholders or employees of Cowen or its affiliates receive from each company a fee of $3,000 per annum plus $500 per meeting attended and reimbursement for travel and out-of-pocket expenses.

NOTE C - COMMON STOCK TRANSACTIONS: At September 30, 1996, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.
  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                             SRF
                                        ---------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                               1996                       1995
     Shares sold                           5,$093,876                 3,$546,994
     Dividends reinvested                      48,575                     38,739
                                        -------------              -------------
                                            5,142,451                  3,585,733
     Shares redeemed                       (4,931,471)                (3,387,596)
                                        -------------              -------------
     Net increase                            $210,980                   $198,137
                                        =============              =============

                                                             STE
                                        ---------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                               1996                       1995
     Shares sold                            72$9,409                   62$0,723
     Dividends reinvested                      4,508                      3,765
                                         -----------                -----------
                                             733,917                    624,488
     Shares redeemed                        (685,398)                  (622,656)
                                         -----------                -----------
     Net increase                            4$8,519                     $1,832
                                         ===========                ===========

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each year:

                                                                                 SRF
                                                   ---------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                                   ---------------------------------------------------------------
                                                      1996          1995         1994         1993         1992
                                                   -----------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  Beginning of Year                                $     1.00        $1.00        $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.05         0.05         0.03         0.03         0.04
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                  (0.05)       (0.05)       (0.03)       (0.03)       (0.04)
                                                   ----------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  End of Year                                      $     1.00        $1.00        $1.00        $1.00        $1.00
                                                   ==========     ========    =========    =========    =========
Total Return                                             4.97%        5.23%        3.14%        3.07%        4.16%
RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)                         $1,101,944     $890,888     $ 692,609    $682,379     $ 667,366
  Ratio of Expenses to Average Net Assets                0.71%        0.71%         0.64%       0.68%         0.70%
  Ratio of Net Investment Income to Average Net
    Assets                                               4.89%        5.13%         3.11%       3.00%         4.06%

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

NOTE D - (continued)

                                                                                  STE
                                                     -------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------
                                                       1996         1995         1994         1993         1992
                                                     ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  Beginning of Year                                  $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                   0.03         0.03         0.02         0.02         0.03
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                   (0.03)       (0.03)       (0.02)       (0.02)       (0.03)
                                                     ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  End of Year                                        $    1.00    $    1.00    $    1.00    $    1.00        $1.00
                                                     =========    =========    =========    =========    =========
Total Return                                              3.07%        3.19%        2.11%        2.03%        2.97%
RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)                           $ 171,055     $122,536    $ 120,704     $116,618     $118,389
  Ratio of Expenses to Average Net Assets                 0.59%        0.61%        0.58%        0.62%        0.61%
  Ratio of Net Investment Income to Average Net
    Assets                                                3.01%        3.14%        2.03%        1.99%        2.87%
INVESTMENT ADVISORY FEES WAIVED
  Amount                                             $ 156,993     $124,784    $ 130,483     $119,582     $130,414
  Ratio to Average Net Assets                             0.10%        0.10%        0.10%        0.10%        0.10%

                                       --

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
Stockholders and Boards of Directors
Cowen Standby Reserve Fund, Inc. and
Cowen Standby Tax-Exempt Reserve Fund, Inc.

  We have audited the accompanying statements of assets and liabilities of Cowen Standby Reserve Fund, Inc. and Cowen Standby Tax-Exempt Reserve Fund, Inc., including the statements of investments, as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights (see Note D) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform these audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cowen Standby Reserve Fund, Inc. and Cowen Standby Tax-Exempt Reserve Fund, Inc. at September 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                           /s/ ERNST & YOUNG LLP
New York, New York
October 29, 1996

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                                      AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                                Financial Square
                               New York, NY 10005

                                   DIRECTORS
                           Joseph M. Cohen, Chairman

                                 James H. Carey
                                Dr. Peter P. Gil
                              Dr. Martin J. Gruber
                               Gerald P. Kaminsky
                               Creighton H. Peet
                                Burton J. Weiss

                                    OFFICERS
Joseph M. Cohen, Chairman of the Board of Directors and Chief Executive Officer
                           David R. Sarns, President
            Creighton H. Peet, Treasurer and Chief Financial Officer
                           Rodd M. Baxter, Secretary
                 Gerald P. Kaminsky, Senior Investment Officer
                      Alan E. Koepplin, Investment Officer
                 Gordon G. Ifill, Assistant Investment Officer
                         Irwood Schlackman, Controller

             INVESTMENT ADVISER                              CUSTODIAN
               & DISTRIBUTOR                              & TRANSFER AGENT
              Cowen & Company                    Investors Fiduciary Trust Company
              Financial Square                            P.O. Box 419111
             New York, NY 10005                        Kansas City, MO 64141

               LEGAL COUNSEL                            INDEPENDENT AUDITORS
          Willkie Farr & Gallagher                       Ernst & Young LLP
            One Citicorp Center                          787 Seventh Avenue
            153 East 53rd Street                         New York, NY 10019
             New York, NY 10022

                                                                        CMB-RSRV